SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Nature of Operations

Nature of Operations

ABB Financial Group, Inc. (the “Company”) is a bank holding company whose principal activity is the ownership and management of its wholly-owned commercial bank subsidiary, Affinity Bank (the “Bank”). The Bank is located in Atlanta, Cobb County, Georgia. The Bank provides a full range of banking services to individual and corporate customers in its primary market area of Cobb, Fulton and surrounding counties.

On August 19, 2019, the shareholders of the Company approved a plan of merger and acquisition whereby Community First Bancshares, Inc. (CFB) would acquire the Company for cash. The acquisition was officially closed on January 10, 2020, and the Company was merged into CFB. Concurrent with the transaction, Affinity Bank was merged into Newton Federal Bank, a subsidiary of CFB.

The balances presented in the consolidated balance sheets and related consolidated statements of income, comprehensive income, stockholders’ equity, and cash flows was well as in the notes to the consolidated financial statements are reported prior to any purchase accounting adjustments as a result of the merger transaction. Accounting principles require that assets acquired and liabilities assumed in such a transaction be measured at their fair values as of the acquisition date. No adjustment to the fair values of assets and liabilities existing as of December 31, 2019 have been reflected in these consolidated financial statements and the accompanying notes to the consolidated financial statements.

Basis of Presentation and Accounting Estimates

Basis of Presentation and Accounting Estimates

The consolidated financial statements include the accounts of the Company and its subsidiary. Significant intercompany transactions and balances have been eliminated in consolidation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of foreclosed assets and deferred taxes, other-than-temporary impairments of securities, and the fair value of financial instruments.

The Company has evaluated all transactions, events, and circumstances for consideration or disclosure through June 17, 2020, the date these financial statements were available to be issued, and has reflected or disclosed those items within the consolidated financial statements and related footnotes as deemed appropriate. As a result of the spread of the COVID-19 coronavirus, economic uncertainties have arisen which are likely to negatively impact the Company. The outbreak is disrupting supply chains and affecting production and sales across a range of industries. The extent of COVID-19’s impact on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak and the virus’ impact on the Company’s customers, employees and vendors. At this point, the extent to which COVID-19 may impact the Company’s financial condition or results of operations remains uncertain.

Cash, Due From Banks, and Cash Flows

Cash, Due From Banks, and Cash Flows

For purposes of reporting cash flows, cash and due from banks includes cash on hand, cash items in process of collection, and amounts due from banks. Cash flows from loans, federal funds sold, interest-bearing deposits in banks, deposits, and securities sold under repurchase agreements are reported net.

The Bank is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank, based on a percentage of deposits. The total of those reserve balances was approximately $2,091,000 and $2,160,000 at December 31, 2019 and 2018, respectively.

The Bank has restricted cash of approximately $50,000 and $300,000 on deposit with the Federal Home Loan Bank at December 31, 2019 and 2018, respectively.

Securities

Securities

Securities are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from operations and reported in other comprehensive income (loss). Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

The Company evaluates investment securities for other-than-temporary impairment using relevant accounting guidance specifying that (a) if an entity does not have the intent to sell a debt security prior to recovery and (b) it is more likely than not that it will not have to sell the debt security prior to recovery, the security would not be considered other-than-temporarily impaired unless there is a credit loss. When an entity does not intend to sell the security, and it is more likely than not the entity will not have to sell the security before recovery of its cost basis, it will recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income (loss).

Securities purchased under resale agreements and securities sold under repurchase agreements are generally accounted for as collateralized financial transactions. They are recorded at the amount at which the securities were acquired or sold plus accrued interest. It is the Company’s policy to take possession of securities purchased under resale agreements, which are primarily U.S. Government and Government agency securities. The market value of these securities is monitored, and additional securities are obtained when deemed appropriate to ensure such transactions are adequately collateralized. The Company also monitors its exposure with respect to securities sold under repurchase agreements, and a request for the return of excess securities held by the counterparty is made when deemed appropriate.

Restricted Equity Securities

Restricted Equity Securities

The Company is required to maintain an investment in capital stock of various entities. Based on redemption provisions of these entities, the stocks have no quoted market value and are carried at cost. At their discretion, these entities may declare dividends on the stocks. Management reviews for impairment based on the ultimate recoverability of the cost basis in these stocks.

Restricted equity securities at December 31, 2019 and 2018 consist of Federal Home Loan Bank stock of $1,660,300 and $1,848,600, respectively, and UCB Financial Capital Trust I common shares of $232,000.

Loans

Loans

Loans are reported at their outstanding principal balances less net deferred fees and costs on originated loans and the allowance for loan losses. Interest income is accrued based on the outstanding principal balance. Loan origination fees, net of certain direct loan origination costs, are deferred and recognized as an adjustment of the related loan yield over the life of the loan using a method which approximates a level yield.

The accrual of interest on loans is discontinued when the loan becomes ninety days past due, unless the loan is well-secured and in process of collection. All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income, unless management believes that the accrued interest is recoverable through the liquidation of collateral. Interest income on nonaccrual loans is recognized on the cash-basis or cost-recovery method, until the loans are returned to accrual status. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

A loan is considered impaired when it is probable, based on current information and events, the Company will be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Impaired loans are measured by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent. The amount of impairment, if any, and any subsequent changes are included in the allowance for loan losses. Interest on accruing impaired loans is recognized as long as such loans do not meet the criteria for nonaccrual status. Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to expense. Loan losses are charged against the allowance when management believes the un-collectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance is an amount that management believes will be adequate to absorb estimated losses relating to specifically identified loans, as well as probable credit losses inherent in the balance of the loan portfolio, based on an evaluation of the collectability of existing loans. This evaluation also takes into consideration such factors as changes in the nature and volume of the loan portfolio, overall portfolio quality, review of specific problem loans, concentrations and current economic conditions that may affect the borrower’s ability to pay. This evaluation does not include the effects of expected losses on specific loans or groups of loans that are related to future events or expected changes in economic conditions. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses, and may require the Company to make additions to the allowance based on their judgment about information available to them at the time of their examinations.

The allowance consists of specific, general, and unallocated components. The specific component relates to loans that are classified as impaired. For such loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. In support of collateral values, the Company obtains updated valuations on non-performing loans on at least an annual basis. The general component covers unimpaired loans and is based on historical loss experience adjusted for qualitative factors. Certain portions of the allowance are attributed to loan pools based on various factors and analyses, including but not limited to, current and historical loss experience trends and levels of problem credits, current economic conditions, and changes in product mix and underwriting. An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

Management considers the current level of allowance for loan losses adequate to absorb losses inherent in the loan portfolio. Management’s determination of the adequacy for loan losses, which is based on the factors and identification procedures described above, requires the use of judgments and estimations that may change in the future. Changes in the factors used by management to determine the adequacy of the allowance or the availability of new information could cause the allowance for loan losses to be adjusted in future periods.

Restructurings

Restructurings

When the Company grants a concession to a borrower as part of a restructured loan, the transaction may be classified as a troubled debt restructuring (“TDR”), and must be accounted for accordingly. All transactions that may be classified as a TDR must be approved by the Chief Credit Officer or the appropriate loan committee based on size of the loan and/or relationship.

A troubled debt restructuring is a type of restructuring where the Company, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession (either imposed by court order, law or agreement between the borrower and the Company) to the borrower that it would not otherwise consider. The Company is attempting to maximize its recovery of the balances of the loans through these various concessionary restructurings.

Even though the borrower is experiencing financial difficulties, a debt restructuring may not be required to be recognized as a TDR if any of the following criteria are met: (1) the fair value of cash, other assets, or an equity position accepted from the borrower in full satisfaction of a debt at least equals the Company’s recorded investment in the receivable or the borrower’s carrying amount of the payable, (2) the Company reduces the effective interest rate on the debt primarily to reflect a decrease in interest rates or a change in risk to maintain a relationship with a borrower that can readily obtain funds from other sources at the current interest rate; and/or (3) the borrower refinances the old debt with new debt having an effective interest rate approximately equal to that of similar debt currently issued by non-troubled borrowers.

The Company may return a non-performing loan to accrual status if: (1) the loan is restructured in a legitimate TDR and (2) the borrower performs according to the restructured terms for a sufficient period of time.

The modified loan terms are to be economically rational for both the borrower and the Company. The means of the repayment terms are to be reasonable and substantive. A loan to be considered for reinstatement to performing status must show all abilities to repay principal and interest for the life of the loan based on current financial condition. In addition, the loan must have a sufficient period of performance to evaluate future performance before being moved back to accrual status. This is typically six months for loans on monthly installments or twelve months for loans on quarterly or semi-annually installments. There must also be no doubt of the ultimate collectability of the restructured loan, or otherwise returning the loan to accrual status is not appropriate.

Premises and Equipment

Premises and Equipment

Premises and equipment are carried at cost less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the assets. Maintenance and repairs are expensed as incurred while major additions and improvements are capitalized. Gains and losses on dispositions are included in current operations.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company—put presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Foreclosed Assets

Foreclosed Assets

Foreclosed assets acquired through or in lieu of loan foreclosure are held for sale and are initially recorded at fair value. Any write-down to fair value at the time of transfer to foreclosed assets is charged to the allowance for loan losses. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less estimated cost to sell. Costs of improvements are capitalized, whereas costs relating to holding foreclosed assets and subsequent adjustments to the value are expensed. As of December 31, 2019 and 2018, no amounts of foreclosed assets were one to four family residential properties.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred and totaled $97,964 and $4,226 for the years ended December 31, 2019 and 2018, respectively.
Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with income tax accounting guidance which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions.

The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management’s judgment. Deferred tax assets may be reduced by deferred tax liabilities and a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The income tax returns of the Company for 2016, 2017, and 2018 are subject to examination by the IRS, generally for three years after being filed.

Stock Compensation Plans

Stock Compensation Plans

Stock compensation accounting guidance requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost will be measured based on the grant date fair value of the equity or liability instruments issued. The stock compensation accounting guidance covers a wide range of share-based compensation arrangements including stock options, restricted share plans, performance-based awards, share appreciation rights, and employee share purchase plans.

The stock compensation accounting guidance requires that compensation cost for all stock awards be calculated and recognized over the employees’ service period, generally defined as the vesting period. For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award. A Black-Scholes model is used to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock awards and stock grants.

Earnings Per Share

Earnings Per Share

Basic earnings per share is computed by dividing net income available to common stockholders by the weighted average number of shares of common stock outstanding. Diluted earnings per share is computed by dividing net income available to common stockholders by the sum of the weighted-average number of shares of common stock outstanding and potential common shares. Potential dilutive common shares consist of Series A preferred stock and stock options and are determined using the treasury stock method.

Presented below is a summary of the components used to calculate basic and diluted earnings per share:

	Years Ended December 31,
	2019	2018
Net income	$1,850,100	$2,406,136
Less cumulative preferred stock dividends	(597,282)	(597,282)

Net income available to common stockholders	$1,252,818	$1,808,854

Weighted average number of common shares outstanding	5,020,803	5,020,803
Effect of dilutive options	316,043	254,375

Weighted average number of common shares outstanding used to calculate dilutive earnings per share	5,336,846	5,275,178

Basic earnings per common share	$0.25	$0.36

Diluted earnings per common share	$0.23	$0.34

Series A Preferred Stock

Series A Preferred Stock

The series A preferred stock is a 10% fixed rate cumulative convertible perpetual preferred stock with a $1,000 per share stated value. The preferred stock ranks senior to all classes of junior stock but does not have voting rights except for limited circumstances. Dividends on the Series A preferred stock are being accrued by management as an off-balance sheet item. Aggregate cumulative preferred dividends in arrears totaled $2,827,680 and $2,230,398 as of December 31, 2019 and 2018, respectively.

Comprehensive Income

Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair values of financial instruments are estimates using relevant market information and other assumptions. Fair value estimates involve uncertainties and matters of significant judgment. Changes in assumptions or in market conditions could significantly affect the estimates.

Adoption of New Accounting Standard

Adoption of New Accounting Standard

On January 1, 2019, the Company adopted ASU 2014-09 Revenue from Contracts with Customers and all subsequent amendments to the ASU (collectively, “ASC 606”), which (i) creates a single framework for recognizing revenue from contracts with customers that fall within its scope and (ii) revises when it is appropriate to recognize a gain (loss) from the transfer of nonfinancial assets, such as other real estate owned. The majority of the Company’s revenue-generating transactions are not subject to ASC 606, including revenue generated from financial instruments, such as loans, letters of credit, and investment securities, as these activities are subject to other GAAP discussed elsewhere within the disclosures. The Company’s services that fall within the scope of ASC 606 are presented within other income and are recognized as revenue as the Company satisfies its obligation to the customer. Services within the scope of ASC 606 primarily include service charges on deposits and other operating income, which include ATM fees and interchange income.

The Company adopted ASC 606 using the modified retrospective method applied to all contracts not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under ASC 606 while prior period amounts continue to be reported in accordance with legacy GAAP. The adoption of ASC 606 did not result in a change to the accounting for any of the in-scope revenue streams; as such, no cumulative effect adjustment was recorded.

Service charges on deposit accounts: Revenue from service charges on deposit accounts is earned through cash management, wire transfer, overdraft, non-sufficient funds, and other deposit-related services. Revenue is recognized for these services either over time, corresponding with deposit accounts’ monthly cycle, or at a point in time for transaction-related services and fees. Payment for service charges on deposit accounts is primarily received immediately or in the following month through a direct charge to customers’ accounts.

Other operating income: Other operating income includes ATM fees, which are recognized concurrently with the delivery of service on a daily basis as transactions occur, and interchange fees, which are derived from rates set by the credit card associations and are based on purchase volumes and other factors. Interchange fees and merchant discounts are recognized concurrently with the delivery of service on a daily basis as transactions occur. Payment is typically received immediately or in the following month.